ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5. ACCOUNTS RECEIVABLE

Accounts receivable is mainly related to COOP billing from each of the Healthy Choice Wellness Corp. entities. Healthy Choice Wellness Corp. bills its vendors for advertising vendors’ products in our sales channels. Advertising revenue is included in sales revenue on condensed combined carve-out statement of operations. The Company recorded advertising revenue of approximately $68,000 and $22,000 for the three months ended September 30, 2023 and 2022, and $206,000 and 70,000 for the nine months ended September 30, 2023 and 2022, respectively. The Company’s accounts receivable totaled approximately $131,000 and $55,000 at September 30, 2023 and December 31, 2022, respectively.

Note 5. ACCOUNTS RECEIVABLE

Accounts receivable is mainly related to COOP billing from each Healthy Choice Wellness Corp entity. Healthy Choice Wellness Corp bills its vendors for advertising vendors’ products in our sales channels. The Company’s accounts receivable totaled approximately $55,000 and $28,000 at December 31, 2022 and 2021, respectively.